Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 02, 2022	Sep. 15, 2022	Sep. 09, 2022	Sep. 07, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	Sep. 30, 2022	Sep. 22, 2022	Sep. 12, 2022	Jun. 15, 2021	Jan. 08, 2021
Subsequent Event [Line Items]
Common Stock, Shares, Issued						24,566,386	16,041,464	16,041,464	16,041,464
Common Stock, Shares, Outstanding						24,566,386	16,041,464	16,041,464	16,041,464
Share Price									$ 0.145
CIK0001848000_LAKESHORE ACQUISITION I CORP [Member]
Subsequent Event [Line Items]
Additional period to complete business combination				3 months
Public shares redeemed	2,380,246	2,606,117	2,606,117
Total redemption value	$ 24,369,280	$ 26,172,069	$ 26,172,069		$ (52,251,672)	$ (52,251,672)
Common Stock, Shares, Issued	2,380,246					1,628,425				1,628,425				1,437,500
Common Stock, Shares, Outstanding	2,109,062			2,860,883		1,628,425				1,628,425
Debt Instrument, Face Amount										$ 200,000
Assets Held-in-trust				$ 357,610						$ 29,144,536
Share Price		$ 0.125		$ 0.125									$ 0.125
Cash Investment from Investor [Member]		$ 300,000
CIK0001848000_LAKESHORE ACQUISITION I CORP [Member] | Non Redeemable Public Shares [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued										2,860,883
Common Stock, Shares, Outstanding										2,860,883			2,860,883
CIK0001848000_LAKESHORE ACQUISITION I CORP [Member] | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Assets Held-in-trust		357,610											$ 357,610
Cash Investment from Investor [Member]		300,000
Assets Held in Trust from Operating Account [Member]		$ 57,610
CIK0001848000_LAKESHORE ACQUISITION I CORP [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 200,000	$ 200,000
Subsequent Event [Member] | CIK0001848000_LAKESHORE ACQUISITION I CORP [Member]
Subsequent Event [Line Items]
Additional period to complete business combination				3 months
Public shares redeemed	2,380,246	2,606,117		2,606,117
Total redemption value	$ 24,369,280	$ 26,172,069
Common Stock, Shares, Issued	2,109,062	2,860,883
Common Stock, Shares, Outstanding	2,109,062
Share Price		$ 0.125
Cash Investment from Investor [Member]		$ 300,000
Subsequent Event [Member] | CIK0001848000_LAKESHORE ACQUISITION I CORP [Member] | Non Redeemable Public Shares [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		2,860,883
Subsequent Event [Member] | CIK0001848000_LAKESHORE ACQUISITION I CORP [Member] | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Assets Held-in-trust		$ 357,610
Cash Investment from Investor [Member]		300,000
Assets Held in Trust from Operating Account [Member]		$ 57,610
Sponsor share		50,000
Subsequent Event [Member] | CIK0001848000_LAKESHORE ACQUISITION I CORP [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 200,000